LOANS	12 Months Ended
Jun. 30, 2015
LOANS
LOANS
NOTE 5 — LOANS
The components of loans at June 30, 2015 and 2014 were as follows:
	June 30, 2015	June 30, 2014
Real estate loans:
One-to-four family	$256,321	$214,735
Multi-family	2,574	254
Home equity	8,198	227
Nonresidential	21,685	8,408
Agricultural	4,164	—
Construction and land	14,590	7,661
Total real estate loans	307,532	231,285
Commercial and industrial	184	—
Consumer and other loans	2,745	747
Total loans	310,461	232,032
Deferred net loan fees	(1,194)	(1,246)
Total loans net of deferred loan fees	$309,267	$230,786

The following tables present the activity in the allowance for loan losses for the years ended June 30, 2015 and 2014 by portfolio segment:
	Year Ended June 30, 2015
	Beginning Balance	Provision	Charge-offs	Recoveries	Ending Balance
Real estate loans:
One-to-four family	$736	$174	$—	$—	$910
Multi-family	4	—	—	—	4
Home equity	1	40	(40)	—	1
Nonresidential	52	3	—	—	55
Agricultural	—	4	—	—	4
Construction and land	59	(34)	—	—	25
Total real estate loans	852	187	(40)	—	999
Commercial and industrial	—	—	—	—	—
Consumer and other loans	3	8	(2)	—	9
Total loans	$855	$195	$(42)	$—	$1,008

	Year Ended June 30, 2014
	Beginning Balance	Provision	Charge-offs	Recoveries	Ending Balance
Real estate loans:
One-to-four family	$665	$75	$(4)	$—	$736
Multi-family	4	—	—	—	4
Home equity	1	—	—	—	1
Nonresidential	52	—	—	—	52
Agricultural	—	—	—	—	—
Construction and land	27	32	—	—	59
Total real estate loans	749	107	(4)	—	852
Commercial and industrial	—	—	—	—	—
Consumer and other loans	2	1	—	—	3
Total loans	$751	$108	$(4)	$—	$855

The following tables present the recorded balances of loans and amount of allowance allocated based upon impairment method by portfolio segment at June 30, 2015 and 2014:
	At June 30, 2015
	Ending Allowance on Loans:		Loans:
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
Real estate loans:
One-to-four family	$203	$707	$5,444	$250,877
Multi-family	—	4	—	2,574
Home equity	—	1	—	8,198
Nonresidential	10	45	2,627	19,058
Agricultural	—	4	1,441	2,723
Construction and land	—	25	599	13,991
Total real estate loans	213	786	10,111	297,421
Commercial and industrial	—	—	—	184
Consumer and other loans	7	2	7	2,738
Total loans	$220	$788	$10,118	$300,343

	At June 30, 2014
	Ending Allowance on Loans:		Loans:
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
Real estate loans:
One-to-four family	$52	$684	$1,647	$213,088
Multi-family	—	4	—	254
Home equity	—	1	—	227
Nonresidential	—	52	—	8,408
Agricultural	—	—	—	—
Construction and land	—	59	—	7,661
Total real estate loans	52	800	1,647	229,638
Commercial and industrial	—	—	—	—
Consumer and other loans	—	3	—	747
Total loans	$52	$803	$1,647	$230,385

The tables below present loans that were individually evaluated for impairment by portfolio segment at June 30, 2015 and 2014, including the average recorded investment balance and interest earned for the years ended June 30, 2015 and 2014:
	June 30, 2015
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no recorded allowance:
Real estate loans:
One-to-four family	$4,651	$3,403	$—	$1,889	$92
Multi-family	—	—	—	—	—
Home equity	207	—	—	—	—
Nonresidential	2,830	1,307	—	654	39
Agricultural	2,893	1,441	—	721	45
Construction and land	1,271	599	—	300	23
Total real estate loans	11,852	6,750	—	3,564	199
Commercial and industrial	—	—	—	—	—
Consumer and other loans	—	—	—	—	—
Total	$11,852	$6,750	$—	$3,564	$199
With recorded allowance:
Real estate loans:
One-to-four family	$2,082	$2,042	$203	$1,658	$28
Multi-family	—	—	—	—	—
Home equity	—	—	—	—	—
Nonresidential	1,938	1,319	10	660	25
Agricultural	—	—	—	—	—
Construction and land	—	—	—	—	—
Total real estate loans	4,020	3,361	213	2,318	53
Commercial and industrial	—	—	—	—	—
Consumer and other loans	9	7	7	—	—
Total	$4,029	$3,368	$220	$2,318	$53
Totals:
Real estate loans	$15,872	$10,111	$213	$5,882	$252
Consumer and other loans	9	7	7	—	—
Total	$15,881	$10,118	$220	$5,882	$252

The unpaid principal balance and recorded investment in loans evaluated for impairment that were acquired consisted of  $13,756 and $7,991, respectively at June 30, 2015. Of those amounts, $13,216 and $7,445 were related to the unpaid principal balance and recorded investment in PCI loans, respectively. The amount of related allowance to acquired loans was $105, of which $16 was allocated to PCI loans.
	June 30, 2014
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no recorded allowance:
Real estate loans:
One-to-four family	$374	$374	$—	$1,054	$8
Multi-family	—	—	—	—	—
Home equity	—	—	—	—	—
Nonresidential	—	—	—	—	—
Agricultural	—	—	—	—	—
Construction and land	—	—	—	—	—
Total real estate loans	374	374	—	1,054	8
Commercial and industrial	—	—	—	—	—
Consumer and other loans	—	—	—	—	—
Total	$374	$374	$—	$1,054	$8
With recorded allowance:
Real estate loans:
One-to-four family	$1,273	$1,273	$52	$763	$9
Multi-family	—	—	—	—	—
Home equity	—	—	—	—	—
Nonresidential	—	—	—	—	—
Agricultural	—	—	—	—	—
Construction and land	—	—	—	—	—
Total real estate loans	1,273	1,273	52	763	9
Commercial and industrial	—	—	—	—	—
Consumer and other loans	—	—	—	—	—
Total	$1,273	$1,273	$52	$763	$9
Totals:
Real estate loans	$1,647	$1,647	$52	$1,817	$17
Consumer and other loans	—	—	—	—	—
Total	$1,647	$1,647	$52	$1,817	$17

The following table presents the aging of the Company’s total past due loans at June 30, 2015 by portfolio segment of loans:
	June 30, 2015
	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	Accruing Loans Past Due 90 Days or More
Real estate loans:
One-to-four family	$5,871	$1,243	$2,311	$9,425	$246,896	$256,321	$—
Multi-family	—	—	—	—	2,574	2,574	—
Home equity	49	—	—	49	8,149	8,198	—
Nonresidential	229	313	1,108	1,650	20,035	21,685	—
Agricultural	—	—	—	—	4,164	4,164	—
Construction and land	78	—	—	78	14,512	14,590	—
Total real estate loans	6,227	1,556	3,419	11,202	296,330	307,532	—
Commercial and industrial	—	—	—	—	184	184	—
Consumer and other loans	1	1	—	2	2,743	2,745	—
Total	$6,228	$1,557	$3,419	$11,204	$299,257	$310,461	$—

At June 30, 2015, nonaccrual loans were $4,177, of which $3,419 are classified in the “90 Days or More” category, and one loan with a net carrying value of  $0 in the “30 – 59 Days Past Due” category, and three loans for $758 in the “Current” category.
The following table presents the aging of the Company’s acquired portion of loans at June 30, 2015:
	June 30, 2015
	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	Accruing Loans Past Due 90 Days or More
Real estate loans:
One-to-four family	$1,794	$94	$1,288	$3,176	$42,861	$46,037	$—
Multi-family	—	—	—	—	2,326	2,326	—
Home equity	38	—	—	38	7,995	8,033	—
Nonresidential	229	313	1,108	1,650	12,464	14,114	—
Agricultural	—	—	—	—	3,190	3,190	—
Construction and land	33	—	—	33	7,353	7,386	—
Total real estate loans	2,094	407	2,396	4,897	76,189	81,086	—
Commercial and industrial	—	—	—	—	53	53	—
Consumer and other loans	1	1	—	2	1,079	1,081	—
Total	$2,095	$408	$2,396	$4,899	$77,321	$82,220	$—

At June 30, 2015, acquired loans that were on nonaccrual status were $3,154, of which $2,396 are classified in the “90 Days or More” category and one loan with a net carrying value of  $0 in the “30 – 59 Days Past Due” category, and three loans for $758 in the “Current” category. Of the $3,154 in acquired nonaccrual loans, $2,798 were PCI loans.
The following table presents the aging of the Company’s past due loans at June 30, 2014 by portfolio segment of loans:
	June 30, 2014
	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	Loans Past Due 90 Days or More
Real estate loans:
One-to-four family	$4,856	$893	$1,053	$6,802	$207,933	$214,735	$—
Multi-family	—	—	—	—	254	254	—
Home equity	—	—	—	—	227	227	—
Nonresidential	87	—	—	87	8,321	8,408	—
Construction and land	—	—	—	—	7,661	7,661	—
Total real estate loans	4,943	893	1,053	6,889	224,396	231,285	—
Consumer and other loans	—	—	—	—	747	747	—
Total	$4,943	$893	$1,053	$6,889	$225,143	$232,032	$—

Nonaccrual loans at June 30, 2014 were $1,647. All of these loans are disclosed by portfolio segment above in the “90 days or more past due” column at June 30, 2014, except one loan in the “60 – 89 days past due” category with a carrying amount of  $220 and one loan in the “30 – 59 days past due” category with a carrying amount of  $374.
Troubled Debt Restructurings:
The following table presents the Company’s loans that have been modified as troubled debt restructurings during the year ended June 30, 2015 by portfolio segment:
	June 30, 2015
	Number of Loans	Pre-modification Outstanding Investment	Post-modification Outstanding Investment
Real estate loans:
Home equity	1	$—	$—
Agricultural	1	487	487
Total	2	$487	$487

There were no commitments to lend any additional amounts under either loan or any payment default on any loan after the modification. There was no provision for loan loss necessary for the agricultural loan for which a reduction in the recorded in investment was part of its restructuring. Both of the loans disclosed above were acquired as PCI loans at December 1, 2014 at an unpaid principal amount of  $1,156 for the agricultural loan and $135 for the home equity line of credit with $656 and $135, respectively, in fair value discounts. At June 30, 2015, the unpaid principal balance of these loans was $997 for the agricultural loan and $135 for the home equity line of credit. The terms of the agricultural loan were modified to include a permanent reduction in its principal amount of  $159 and an extension of approximately 29 months on its maturity date. Both the principal and nonaccretable discount on this loan were adjusted accordingly. Given that both the outstanding contractual principal receivable and the nonaccretable discount on the loan were reduced by the same amount, the pre-modified and post-modified balance of this loan remained unchanged. The terms of the home equity line of credit were extended for 12 months and interest rate was lowered from 7.00% to 6.00%.
The Company utilizes a grading system whereby all loans are assigned a grade based on the risk profile of each loan. Loan grades are determined based on an evaluation of relevant information about the ability of borrowers to service their debt such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. All loans, regardless of size, are analyzed and are given a grade based upon the management’s assessment of the ability of borrowers to service their debts.
Loan Grades:
Pass:   Loan assets of this grade conform to a preponderance of our underwriting criteria and are acceptable as a credit risk, based upon the current net worth and paying capacity of the obligor. Loans in this category also include loans secured by liquid assets and secured loans to borrowers with unblemished credit histories.
Pass-Watch:   Loan assets of this grade represent our minimum level of acceptable credit risk. This grade may also represent obligations previously rated “Pass”, but with significantly deteriorating trends or previously rated.
Special Mention:   Loan assets of this grade have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of repayment prospects for the loan or of the institution’s credit position at some future date.
Substandard:   Loan assets of this grade are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
Doubtful:   Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.
The following table presents the Company’s total loans by risk grade for each portfolio segment at June 30, 2015:
	June 30, 2015
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$242,399	$6,909	$1,568	$5,445	$—	$256,321
Multi-family	2,574	—	—	—	—	2,574
Home equity	7,840	184	174	—	—	8,198
Nonresidential	13,226	4,275	1,558	2,355	271	21,685
Agricultural	1,295	423	1,005	1,441	—	4,164
Construction and land	12,586	920	485	599	—	14,590
Total real estate loans	279,920	12,711	4,790	9,840	271	307,532
Commercial and industrial	169	15	—	—	—	184
Consumer and other loans	2,725	6	7	7	—	2,745
Total	$282,814	$12,732	$4,797	$9,847	$271	$310,461

The following table presents the Company’s acquired loans by risk grade for each portfolio segment at June 30, 2015:
	June 30, 2015
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$36,616	$4,755	$1,348	$3,318	$—	$46,037
Multi-family	2,326	—	—	—	—	2,326
Home equity	7,685	174	174	—	—	8,033
Nonresidential	5,655	4,275	1,558	2,355	271	14,114
Agricultural	321	423	1,005	1,441	—	3,190
Construction and land	5,397	905	485	599	—	7,386
Total real estate loans	58,000	10,532	4,570	7,713	271	81,086
Commercial and industrial	38	15	—	—	—	53
Consumer and other loans	1,061	6	7	7	—	1,081
Total	$59,099	$10,553	$4,577	$7,720	$271	$82,220

The following table presents the Company’s acquired loans by risk grade for each portfolio segment at June 30, 2014:
	June 30, 2014
	Pass	Pass-Watch	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$213,088	$—	$—	$—	$1,647	$214,735
Multi-family	254	—	—	—	—	254
Home equity	227	—	—	—	—	227
Nonresidential	8,408	—	—	—	—	8,408
Agricultural	—	—	—	—	—	—
Construction and land	7,661	—	—	—	—	7,661
Total real estate loans	229,638	—	—	—	1,647	231,285
Commercial and industrial	—	—	—	—	—	—
Consumer and other loans	747	—	—	—	—	747
Total	$230,385	$—	$—	$—	$1,647	$232,032

Purchased Credit Impaired Loans:

The following table presents the acquired purchased credit impaired loans, net of related discount, at June 30, 2015:
June 30, 2015
Real estate loans:
One-to-four family	$2,772
Multi-family	—
Home equity	—
Nonresidential	2,617
Agricultural	1,441
Construction and land	599
Total real estate loans	7,429
Commercial and industrial	—
Consumer and other loans	—
Total loans	$7,429

Carrying amounts listed above are net of an allowance for loan losses of  $16.
The following table presents the changes in the carrying value and the accretable yield on purchased credit impaired loans for the year ended June 30, 2015:
	Year Ended
	Accretable Yield	Carrying Value
Balance at December 1, 2014	$(642)	$9,671
Subsequent adjustments	26	1,276
Liquidations	4	(2,429)
Reductions from payments	—	(999)
Income	206	(75)
Reclassification from nonaccretable to accretable	(288)	—
Change in the allowance	—	(15)
Balance at end of year	$(694)	$7,429

The following table presents loans acquired during the year ended June 30, 2015, at acquisition date, accounted for as purchased credit impaired loans:
December 1, 2014
Contractually required payments receivable	$21,772
Contractual cash flows not expected to be collected (nonaccretable)	(10,211)
Expected cash flows	11,561
Accretable yield	(616)
Fair value of acquired loans	$10,945

The following table presents the carrying amount of purchased credit impaired loans for which future cash flows could not be reasonably estimated. Income is not recognized on these loans.
June 30, 2015
Balance at December 1, 2014	$3,853
Additions	1,407
Reductions from payments and liquidations	(2,462)
Balance at end of year	$2,798

Interest income recognized on a cost recovery basis for loans for which future cash flows could not be reasonably estimated was $31 for the year ended June 30, 2015.
Loans to principal officers, directors, and their affiliates during the years ended June 30, 2015 and 2014 were as follows:
	June 30, 2015	June 30, 2014
Beginning balance	$766	$788
New loans	574	—
Repayments	(27)	(22)
Ending balance	$1,313	$766

Directors and officers of the Company are customers of the institution in the ordinary course of business. Loans to directors and executive officers have terms consistent with those offered to other customers. In the opinion of management, these loans do not involve more than normal risk of collectability nor do they present other unfavorable features.